Borrowings	12 Months Ended
Dec. 31, 2024
Borrowings [Abstract]
Borrowings

Note 20. Borrowings

	2024	2023
Borrowings at amortized cost [1]
Syndicated term loans [1]	$54,940	$64,275
Other term loan [2]	63,352	80,717
Lease liabilities [3]	30,318	35,247
Factoring obligations [4]	4,277	4,111
Bank overdrafts [5]	79	153
Senior Notes [6]	115,000	115,000
Total borrowings	$267,966	$299,503

Current	$226,559	$268,389
Non- Current	$41,407	$31,114

[1]	Borrowings at amortized cost are unsecured, with the exception of factoring obligations which are collateralized by trade receivables. Refer to Note 18. Trade and other receiables,net.

Information about the Group’s exposure to interest rate, foreign currency and liquidity risk is included in Note 30. Financial Instruments.

1.	Syndicated term loan

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
New Banco Credit Agreement	COP	IBR +8.50% (Variable)	2029	54,940	64,275

On November 20, 2018, Procaps S.A. entered into a syndicated term loan agreement (the “Syndicated Loan Agreement”) with the following banks: Portion in COP - Davivienda and Bancolombia; USD portion - Banco de Credito del Peru, Bancolombia Panama and Banco Sabadell. The total value of the syndicated loan amounts to $200,434 million COP (portion in COP) and $35 million USD (portion in USD), Fiduciaria Bancolombia acts as the agent of the loan. C.I. Procaps S.A., Procaps S.A. de C.V, Biokemical S.A., Pharmarketing S.A. (Panama), Pharmarketing Salvador S.A. de C.V., Pharmarketing S.A. (Guatemala S.A.), C.D.I. Salvador S.A. de C.V., C.D.I. Nicaragua S.A., C.D.I. Guatemala S.A., Pharmarketing Dominicana SRL, and Pharmarketing Costa Rica S.A., act as co-debtors, while Pharmayect S.A., Inversiones Crynssen S.A.S., Inversiones Ganeden S.A.S., Inversiones Henia S.A.S., Inversiones Jades S.A.S., and Industrias Kadima S.A.S., act as guarantors.

The resources obtained were used for advance payment and/or novation of some obligations to be refinanced. The conditions of the loan had a term of 5 years for installment payments and the interest rates agreed are as follows: IBR + 5.30% for the portion in COP and Libor + 4.80% for the USD portion.

The loans received by Banco de Crédito del Peru and Banco Sabadell were prepaid during the month of November 2021, due to the improvement in terms and conditions under the NPA.

The significant covenants required by the Syndicated Loan Agreement were as follows:

●	Indebtedness index (Indebtedness/EBITDA) as of June 30 and December 30 of each year, during the loan term, must be less than or equal to 3.5 times. If the index is greater than 3.0 and less than 3.5, it proceeds to the extent that this value is originated by causes other than additional debt and the justification of the increase must be presented to the agent.

●	Short-term leverage ratio must be less than 1.0 on the last day of each semester.

●	EBITDA ratio / financial expenses = or > 3.0 on the last day of each semester.

●	The payment of dividends is restricted to anyone other than the jointly obligated parties.

The Syndicated Loan Agreement established that, in the event of breach of covenants by the debtor, the lenders shall be entitled to declare early maturity of the indebtedness thereunder.

For the period ended June 30, 2023, as part of the Waiver negotiations, the lenders agreed to adjust the ratios, the Group complied.

On August 16, 2023, Procaps S.A. and other entities of the Group (Sofgen Pharma, S.A.., C.I. Procaps, S.A., Diabetrics Healthcare, S.A.S., Procaps, S.A. de C.V., and Funtrition, S.A.S.) as guarantors (collectively, the “Obligors”) entered into a Credit Agreement with Bancolombia S.A. and Banco Davivienda S.A (the “New Banco Credit Agreement”). The New Banco Credit Agreement – Club Deal provides for a loan of up to $247,817 million COP and the proceeds are to be used exclusively for the prepayment of $5,486 Thousands of USD of previously existing loans and $225,325 million COP for the refinancing of existing indebtedness of the Group, including the Syndicated Loan Agreement. The New Banco Credit Agreement – Club Deal provides for a term of six-years, and interest accrues thereunder at a rate equal to the Colombian Central Bank’s reference rate (for a three-month tenor) plus 8.50% per annum.

The New Banco Credit Agreement – Club Deal contains customary affirmative and negative covenants, including limitations on the ability of the Group to incur additional debt, guarantee other obligations, grant liens on assets, make investments or acquisitions, dispose of assets, pay dividends or other payments on capital stock, make restricted payments, engage in mergers or consolidations, engage in transactions with affiliates, and enter into certain restrictive agreements.

The New Banco Credit Agreement – Club Deal requires the Group’s compliance with the following financial covenants, each measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group:

●	Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the period ended September 30, 2023, for which the ratio shall be no greater than 4.30:1.00).

●	EBITDA interest coverage ratio of greater than 3.00:1.00 (other than for the period ended September 30, 2023, for which the ratio shall be greater than 1.90:1.00).

Additionally, the Obligors are required to maintain combined total assets and combined EBITDA equal to no less than 80% of the Group’s consolidated total assets and consolidated EBITDA, respectively, as of June 30 and December 31 of each year.

On December 26, 2023, the Group obtained Incremental Waivers under the New Banco Credit Agreement in anticipation of a potential breach of the consolidated EBITDA to consolidated interest expense ratio, which adjusts such ratio for the period ended December 31, 2023, that shall be greater than 1.90:1.00.

As of December 31, 2023 the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was not in compliance with the following financial covenant ratio: consolidated debt to consolidated EBITDA ratio 3.71. The Company complied with EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.

On August 25, 2024, a Forbearance Agreement was executed with all financial creditors, which became effective upon satisfaction of the applicable conditions. Under this agreement, such credit ors agreed to temporarily forbear from exercising rights and remedies under the financing documents.

The specified defaults include: (i) payment defaults relating to principal and interest under the credit agreement maturing on August 25, 2024; (ii) breaches of financial covenants measured as of December 31, 2023 and March 31, 2024; (iii) failures to deliver financial information and certifications required under the financing documents, which remained outstanding as of December 31, 2024; and (iv) certain cross-default and notification events.

The Forbearance does not constitute a waiver or release of the Specified Defaults, and the financing documents continue to remain in full force and effect, except as expressly provided in the Forbearance Agreement.

As of December 31, 2024, the Forbearance Period remained in effect for the Club Deal, with no Termination Event having occurred, in the context of ongoing negotiations with creditors regarding amendments to the credit terms.

As of December 31, 2024, the Company was subject to financial covenants under the Credit Facilities (i) a Consolidated Total Indebtedness to Consolidated EBITDA ratio, (ii) a Consolidated EBITDA to Consolidated Interest Expense ratio, and (iii) Short-Term Debt to Consolidated EBITDA ratio.

Based on the consolidated financial results for the year ended December 31, 2024, the Company determined that it was not in compliance with the following financial covenant ratios:

●	Consolidated Total Indebtedness to Consolidated EBITDA ratio of 27.73x, compared to a maximum permitted ratio of 3.50x;

●	Consolidated EBITDA to Consolidated Interest Expense ratio of 0.32x, compared to a minimum required ratio of 3.00x;

In addition, as of December 31, 2024, the Company had not delivered certain quarterly and annual financial statements and related compliance certificates within the time periods required under the Credit Agreements. The failure to timely deliver such financial information constituted an event of default under the applicable agreements.

These covenant breaches are consistent with the Specified Defaults previously disclosed and are subject to the Forbearance Agreements entered into with the relevant lenders. As of December 31, 2024, such Forbearance Agreements remained in effect, pursuant to which the lenders agreed to temporarily refrain from exercising their rights and remedies in respect of the specified events of default, subject to the terms and conditions set forth therein.

As a result, the Group reclassified the respective indebtedness of $47,212 as of December 2024 (2023; 62,894) related to the New Banco Credit Agreement to current liabilities.

2. Other term loans

	Principal currency	Range of Interest	Maturity Year	2024	2023
Other term loans[1]	COP	23.00-26.40% -32.00%A.N. (2023: 17.72%-32% A.E., 23.50% A.N. (Fixed))	2025-2026	$12,553	$14,323
	COP	IBR+2.71%-6.60% - DTF+5.43%(2023: IBR+2.25%-7.25%)	2026-2029	10,516	13,468
	Soles	8.00% - 14.20% A.N.(2023: 8.00% - 12.79% A.N.)	2025	3,441	7,364
	Reales	9.84%-25.44% A.N. (2023: 9.84%-13.08% A.N.)	2026	628	545
	USD	SOFR+ (3%-5.80%)	2025-2029	17,478	23,621
	USD	6.00%-19.68% A.N. (2023: 8% -19.68%A.N.)	2025-2026	18,736	21,396
Total Other term loans				$63,352	$80,717

1.	Other term loans includes reverse factoring transactions. The balance of reserve factoring as of December 31, 2024 and 2023 was of $13,933 and $18,849, respectively.

On June 28, 2022, Procaps, S.A. entered into a credit agreement with BTG Pactual (the “BTG Credit Agreement”) to borrow $8,672. The financial covenants required by the BTG Credit Agreement are as follows:

●	Consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 3.5 times.

●	EBITDA interest coverage ratio must not be less than 3 times.

As part of the waiver negotiations, the lenders agreed to adjust the covenant ratios as noted below for the period ended June 30, 2023:

●	Procaps S.A. and its subsidiaries consolidated Indebtedness Indicator (Indebtedness / EBITDA) must not be greater than 4.5x.

●	Procaps S.A and its subsidiaries EBITDA interest coverage ratio must not be less than 1.8x.

Further, on September 29, 2023, the Group negotiated with BTG to change the covenant reporting entity to be the Group instead of just Procaps S.A. and its subsidiaries. The changes in the ratios are as follows:

●	For the remainder of 2023, Indebtedness Indicator (Indebtedness / EBITDA) must be greater than 4.30x. For the period starting 2024, it must be greater than 3.5x.

●	For the remainder of 2023, EBITDA interest coverage ratio shall be greater than 1.9x. For the period starting 2024, it must be greater than 3.0x.

Along with the BTG Credit Agreement, the Group borrowed $19,000 on October 14, 2022 as part of a short-term agreement with BTG Pactual which was initially payable in 2022. On December 15, 2022, February 13, 2023, and May 10, 2023, the Group executed amendments to extend the maturity date.

On August 18, 2023, the Group entered into a Credit Agreement with Banco BTG Pactual S.A.-Cayman Branch. (the “New BTG Credit Agreement”). The New BTG Credit Agreement provides for a loan of up to $19 million, the proceeds are to be used exclusively for the prepayment of existing indebtedness under the BTG Credit Agreement. The New BTG Credit Agreement provides for a term of 30 months, interest accrues at a rate equal to SOFR 3M plus 5.80%.

The New BTG Credit Agreement requires the Group’s compliance with the following financial covenants, each measured on a trailing twelve-month basis on the final day of each period ending June 30 and December 31 2023:

●	Consolidated debt to consolidated EBITDA ratio of no greater than 3.50:1:00 (other than for the twelve-month period ended December 31, 2023, for which the ratio shall be no greater than 4.30:1.00).

●	EBITDA interest coverage ratio of greater than 3.00:1.00 (other than for the twelve-month period ended December 31, 2023, for which the ratio shall be greater than 1.90:1.00).

As of December 31, 2023, the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was in compliance with the following financial covenant ratios: consolidated debt to consolidated EBITDA ratio 3.71 and EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.

As a result, the Group reclassified the respective indebtedness for BTG Credit Agreement, amounting to $12,448 to current liabilities as of December 31, 2023.

Based on the consolidated financial results for the year ended December 31, 2024, the Company determined that it was not in compliance with the following financial covenant ratios:

●	Consolidated Total Indebtedness to Consolidated EBITDA ratio of 27.73x, compared to a maximum permitted ratio of 3.50x;

●	Consolidated EBITDA to Consolidated Interest Expense ratio of 0.32x, compared to a minimum required ratio of 3.00x;

As of December 31, 2024, the Group did not comply with other non-financial covenants and financial ratios to the lenders. As a result, the Group reclassified the respective indebtness for BTG Credit Agreement amounting $ 2,111 to current liabilities as of December 31,2024. In connection with these matters, the Company entered into forbearance agreements with the relevant lenders, pursuant to which the lenders agreed to temporarily forbear from exercising their rights and remedies arising from the covenant breaches, subject to the terms and conditions set forth therein. The forbearance agreements remained in effect as of December 31, 2024.

In December 2024, the Group, together with the respective borrowers, entered into amended credit agreements to refinance previously existing rollover loans for an amount of $28.3 million. These amendments include changes to maturity terms, updates to the interest rates to reflect market conditions at the time of celebrating the amendment and the inclusion of certain guarantees.

The Group organizes the rollovers into different categories depending on the subsidiary entering into each contract as follows categories. The refinancing resulted in the following payment commitments based on the aforementioned categories:

Category	Payment commitments	Company	Banks
Category 1	Monthly installments including the principal amount and the corresponding accrued interest from January 2026 to December 2026; except for Bretton Woods, which has monthly interest payments and a single capital payment in December 2026.	Funtrition S.A.S.	Banco de Occidente
Bretton Woods
ITAU
		Procaps S.A.	Banco de Bogotá
Banco de Occidente
Bancolombia
Bancoomeva
BBVA
BCP
		Rymco Medical S.A.S.	Banco de Occidente
		Colbras Industria e Comercio Ltda.	ITAU
Santander
Category 2	A single payment of principal and accrued interest in December 2025.	Procaps S.A. de CV	Banco Cuscatlán
Banco Davivienda
Banco Promerica
Dr. Nico
Gems
Pentágono
Category 3	Monthly installments including the principal amount and accrued interest from January 2025 to December 2025	Pharmarketing S.A.	Banco General de Panama
		Unimed del Perú S.A.	BAN BIF
Banco de Crédito del Peru

Supplier finance arrangements (Reverse factoring)

The Company operates the following types of supplier finance arrangements, primarily in Colombia, through Procaps S.A:

The company entered into supplier finance arrangements that permit the suppliers to obtain payment from the financial entities subject to an average discount of up to 2.2% M.N per cent. The discount represents less than the trade discount for early repayment commonly used in the market. The arrangements permit the financial entities to settle invoices of up to USD 3.0 million average per month.

In some cases, the supplier obtains payment prior to the invoice due date and the company repays the financial entities the full invoice amount on the scheduled payment date as agreed with the financial entities As the arrangements do not necessarily extend finance from the financial entities by paying them later than the company would have paid its suppliers, and the company do not incur in additional expenses, the company considers amounts payable to the financial entities should be presented as part of trade and other payables. As of 31 December 2024, 0.4% per cent of trade payables were amounts owed under these arrangements.

The remaining financial amount assigned under these agreements are presented as part of borrowings due to they met the following criteria 1) the assignment is contractually initiated and decided by the company, 2) it extends the period in which the company regularly pays the supplier, 3) the amount of the invoices is paid to the financial entities, and 4) the supplier re charges the company for the discount withheld by the financial entity.

As of December 31
2024
Carrying amount of the financial liabilities that are subject to supplier finance arrangements
Presented as part of “Trade and other payables”, including:
Trade payables for which suppliers have already received payment from the finance provider	335
Presented as part of “Borrowings”, including:
Borrowings for which suppliers have already received payment from the finance provider	13,938
Range of payment due dates	Days
For liabilities presented as part of “Trade and other payables”:
Liabilities that are part of supplier finance arrangements	45-60
Comparable trade payables that are not part of supplier finance arrangements	30-180
For liabilities presented as part of “Borrowings”:
Liabilities that are part of supplier finance arrangements	30-180
Comparable trade payables that are not part of supplier finance arrangements	30-180

Changes in liabilities that are subject to supplier finance arrangements are primarily attributable to additions resulting from purchases of goods and services and subsequent cash settlements. There were no material non-cash changes in these liabilities.

The group does not face a significant liquidity risk as a result of its supplier finance arrangements given the limited amount of liabilities subject to supplier finance arrangements and the group’s access to other sources of finance on similar terms.

3. Lease liabilities

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
Lease liabilities	COP	IBR+3.82%-7.30%	2026 - 2030	$9,553	$11,082
	COP	IBR+4.20%-8.20%, 7.48%(2023: IBR+4.20%-8.20%)	2025-2031	8,816	6,340
	USD [1]	0.75%-24.00%(2023: 0.75%-24.00%)	2026-2028	10,450	17,180
	COP	1.91%-12.23%, IBR+4.68%	2023	-	-
	Reales	24.00% A.N.(2023: 0.33% - 19.08% A.N.)	2026	1,499	645
Total Lease liabilities				$30,318	$35,247

[1]	Includes lease liabilities of $1,331 (December 31, 2023: $1,501) with related party WM Partners, LP.

4.	Factoring obligations

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
Portfolio factoring	COP	DTF + 7.00% (2023: DTF+8.00%)	2024	$-	$1,802
	COP	(25.8% A.N (2023: 15%-27% A.N.)	2025	929	1,553
	Reales	15.96% - 18.00% A.N.	2025	3,123	551
	USD	9.50% A.N.(2023: 9.95% A.N.)	2025	225	205
Total Factoring obligations				$4,277	$4,111
5.	Bank overdraft

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
Overdrafts and credit cards	COP	32.00% A.E. (Fixed)	2025	$21	$20
	USD	SOFR+3.00%+FECI 1.00%	2025	-	18
	USD	17.00% -32.00% A.E. (Fixed)	2025	58	115
Total Overdrafts and credit cards				$79	$153

6.	Senior Notes

(In thousands of USD)	Principal currency	Range of Interest	Maturity Year	2024	2023
The Prudential Insurance Company Of America	USD	8.50% A.N.(Fixed)	2031	$60,020	$60,020
Prudential Annuities Life Assurance Corporation	USD	8.50% A.N.(Fixed)	2031	29,980	29,980
Healthspring Life & Health Insurance Company, Inc	USD	8.50% A.N.(Fixed)	2031	18,350	18,350
CIGNA Health and Life Insurance Company	USD	8.50% A.N.(Fixed)	2031	6,650	6,650
Total Senior Notes				$115,000	$115,000

On November 12, 2021, the Group closed the private placement offering of $115 million aggregate principal amount of 4.75% guaranteed senior notes (the “Senior Notes”) issued by Procaps, S.A., a subsidiary of the Group, due November 12, 2031, pursuant to the NPA entered into on November 5, 2021 with The Prudential Insurance Company of America, Prudential Annuities Life Assurance Corporation, Healthspring Life & Health Insurance Company, Inc. and Cigna Health and Life Insurance Company Inc

The Senior Notes are a senior unsecured obligations of Procaps, S.A. and unconditionally guaranteed by Sofgen Pharma, S.A. and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC.

Debt issuance costs related to the Senior Notes of $2,142, comprised of commissions payable to the initial purchasers of $1,390 and attorneys’ costs of $752, were allocated to the liability of the Notes based on their relative values. Issuance incremental costs are part of the effective rate and amortized to interest expense using the effective interest method over the contractual term.

The Notes Payoff did not occur on or prior to November 30, 2022, therefore triggering the 3.75% per annum waiver fee on the outstanding principal amount of Senior Notes, raising the interest rate from 4.75% to 8.50%. As a result, the Group has treated the rate increase as a debt extinguishment, derecognized a liability in the amount of $113,400, expensed $1,600 in unamortized transaction costs, and recognized a new liability in the amount of $115,000.

The Senior Notes require Procaps, S.A., the Group and the following subsidiaries of the Group: C.I. Procaps, S.A., Diabetrics Healthcare S.A.S., Pharmayect S.A., Procaps, S.A. de C.V., Biokemical, S.A. de C.V., Colbras Indústria e Comércio Ltda., and Sofgen Pharmaceuticals LLC. to comply with the following financial ratios:

●	The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 3.50:1.00 or less (Indebtedness Indicator), measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group;

●	An EBITDA interest coverage ratio (calculated as the consolidated EBITDA for the last twelve months of Procaps, S.A., the Group and the other obligors thereunder divided by the consolidated interest expenses of Procaps, S.A., the Group and the other obligors thereunder) in excess of, or equal to, 3.00:1.00, measured on a trailing twelve-month basis on the final day of each fiscal quarter of the Group.

●	Short-term leverage ratio equal to or less than 1.00

Complying with the NPA protocols and as a result of the more favorable provisions of the Syndicated Loan Agreement, the Group gave notice on April 7, 2022 that specific provisions related to reporting covenants, affirmative covenants, negative covenants, events of default, and mandatory prepayment events, as set forth in the Syndicated Loan Agreement, shall apply to the Senior Notes.

For the periods ending March 31, June 30 and September 30, 2023, as part of the Waiver negotiations, the lenders agreed to adjust the covenant ratios as noted below.

The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.00:1.00 or less:

●	An EBITDA interest coverage ratio in excess of, or equal to, 2.20:1.00.

●	Short-term leverage ratio equal to or less than 1.60:1:00.

As of June 30, 2023 the Group obtained an Additional waiver under the NPA in anticipation of a potential breach of the covenant ratios contained within the March 31, 2023 waiver. For the periods ending June 30 and September 30, 2023, the lenders agreed to adjust the covenant ratios as noted below (the covenants returned to the original terms from December 31, 2023, onwards):

●	The consolidated total debt of Procaps, S.A., the Group and the other obligors thereunder to consolidated EBITDA for the last twelve months of 4.30:1.00 or less.

●	An EBITDA interest coverage ratio in excess of, or equal to, 1.90:1.00.

On December 29, 2023, the Group obtained Incremental Waivers under the NPA in anticipation of a potential breach of the EBITDA interest coverage ratio, which adjusts such ratio for the period ended December 31, 2023, that shall be greater than or equal to 1.90:1.00.

As of December 31, 2023, the Company did not provide information regarding financial ratios to the lenders. Also, according to the consolidated financial results for the year ended December 31, 2023, Management determined that the Group was not in compliance with the following financial covenant ratio: consolidated total debt to consolidated EBITDA ratio 3.71. The Company complied with EBITDA interest coverage ratio 1.98. Also, the Group did not comply with other non-financial covenants for which a waiver was not obtained.

As a result, the Group reclassified the respective indebtedness for the NPA, amounting to $115,000 to current liabilities as of December 31, 2023. This reclassification causes the Group to breach the short-term leverage ratio under the NPA as of December 31, 2023.

On March 29, 2024, the Group obtained the March 2024 waivers, under which, the noteholders agreed to adjust the short-term leverage ratio to be less than or equal to 3.0 for the period ended December 31,2024.

On August 25, 2024, a Forbearance Agreement was executed with all financial creditors, which became effective upon satisfaction of the applicable conditions. Under this agreement, such creditors agreed to temporarily forbear from exercising rights and remedies under the financing documents.

The specified defaults include: (i) payment defaults relating to principal and interest under the credit agreement maturing on August 25, 2024; (ii) breaches of financial covenants measured as of December 31, 2023 and March 31, 2024; (iii) failures to deliver financial information and certifications required under the financing documents, which remained outstanding as of December 31, 2024; and (iv) certain cross-default and notification events.

The Forbearance does not constitute a waiver or release of the Specified Defaults, and the financing documents (including the Note Purchase Agreement, in respect of which the corresponding NPA Forbearance Agreement remained in effect) continue to remain in full force and effect, except as expressly provided in the Forbearance Agreement.

As of December 31, 2024, the Forbearance Period remained in effect for the NPA, with no Termination Event having occurred, in the context of ongoing negotiations with creditors regarding amendments to the credit terms.

During 2024, the Company continued to operate under the amended covenant framework. However, as a result of liquidity constraints experienced during the third quarter of 2024 and delays in the issuance of financial statements, the Group was not in compliance with certain financial and non-financial covenants under the applicable credit agreements, including leverage-related ratios (EBITDA to Debt coverage ratio and EBITDA to interest expenses coverage ratio) and timely delivery obligations.

In response to these covenant breaches, the Company entered into forbearance arrangements with its financial creditors during 2024 (the “Forbearance Agreements”), pursuant to which the lenders agreed to temporarily forbear from exercising their rights and remedies, including acceleration rights, arising from such events of default, subject to specified conditions.

These arrangements remained in effect for the Syndicated loan, BTG and Noteholders while the Company negotiated a comprehensive restructuring of its debt obligations. All other credit facilities were successfully restructured before the end of 2024.

Based on the consolidated financial results for the year ended December 31, 2024, the Company determined that was not in compliance with the following financial covenant ratios:

●	Consolidated Total Indebtedness to Consolidated EBITDA ratio of 27.73x, compared to a maximum permitted ratio of 3.50x;

●	Consolidated EBITDA to Consolidated Interest Expense ratio of 0.32x, compared to a minimum required ratio of 3.00x;

In addition, as of December 31, 2024, the Company had not delivered certain quarterly and annual financial statements and related compliance certificates within the time periods required under the Credit Agreements. The failure to timely deliver such financial information constituted an event of default under the applicable agreements.

These covenant breaches are consistent with the Specified Defaults previously disclosed and are subject to the Forbearance Agreements entered into with the relevant lenders. As of December 31, 2024, such Forbearance Agreements remained in effect, pursuant to which the lenders agreed to temporarily refrain from exercising their rights and remedies in respect of the specified events of default, subject to the terms and conditions set forth therein.

As a result, the Group reclassified the respective indebtedness of $115,000 to current liabilities as of December 2024 (2023; 115,000) related to the NPA.

For information related to debt financial restructuring refer to Note 32. Events after the reporting period.

Working capital

Reconciliation of liabilities arising from financing activities

	January 1, 2024	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2024
Syndicated term loans	64,275	(877)	-	(8,458)	54,940
Other term loan	80,717	(96,246)	82,882	(4,001)	63,352
Lease liabilities	35,247	(5,697)	3,849	(3,081)	30,318
Factoring obligations	4,111	(34,456)	35,566	(944)	4,277
Bank overdrafts	153	(4,041)	3,970	(3)	79
Notes	115,000	-	-	-	115,000
Secured convertible notes	-	-	40,000	(1,253)	38,747
Total liabilities from financing activities	$299,503	$(141,317)	$166,267	$(17,740)	$306,713

1.	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $40,739 and new lease liabilities for $3,849.

2.	Other changes mainly include foreign currency exchange differences of $16,488 and cost amortization of $70.
	January 1, 2023	Payment cash flows	New liabilities [1]	Other changes [2]	December 31, 2023
Syndicated term loans	38,626	(4,043)	5,556	24,136	64,275
Other term loan	96,851	(112,880)	102,677	(5,931)	80,717
Lease liabilities	34,192	(5,992)	2,574	4,473	35,247
Factoring obligations	2,317	(20,607)	21,702	699	4,111
Bank overdrafts	80	(425)	479	19	153
Notes	115,000	-	-	-	115,000
Total liabilities from financing activities	$287,066	$(143,947)	$132,988	$23,396	$299,503

1.	New liabilities include non-cash activities for invoices from suppliers financed via reverse factoring $47,161 and new lease liabilities for $2,574.

2.	Other changes include foreign currency exchange differences, cost amortization of $98 and the novation of debt of $13,707 between the Other term loan and the Syndicated term loan.